Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Revenues	$ 31,428	$ 79,723	$ 90,875
Other Income		872
EXPENSES:
Voyage expenses (Note 14)	1,023	7,743	2,468
Charter hire expense (Note 6)		2,380	480
Lease termination expense (Note 6)		5,750
Vessel operating expenses (Note 14)	814	10,368	12,853
Dry-docking costs		1,327	4,103
Vessel depreciation (Note 8)	11,458	25,327	32,376
Management fees-third parties		439	159
Management fees-related parties (Note 1, 5)	2,345	5,730	3,131
General and administrative expenses	7,078	15,364	18,142
(Gain)/loss on sale of vessels (Note 8)		62,543	(5,101)
Impairment on vessels	61,484	114,674
Operating income (loss)	(52,774)	(171,050)	22,264
OTHER INCOME (EXPENSES):
Interest and finance costs (Notes 9 and 15)	(9,345)	(16,283)	(14,776)
Loss on financial instruments (Note 17)	(447)	(1,793)	(5,057)
Interest income	175	95	136
Other, net	(1,593)	(81)	(54)
Total other expenses, net	(11,210)	(18,062)	(19,751)
Net income (loss)	(63,984)	(189,112)	2,513
Other Comprehensive income / (loss)			(51)
Comprehensive income / (loss)	$ (63,984)	$ (189,112)	$ 2,462
Earnings (loss) per common share, basic and diluted (Note 13) (in Dollars per share)	$ (3.77)	$ (30.00)	$ 0.82
Weighted average common shares outstanding, basic and diluted (in Shares)	16,989,585	6,304,679	3,075,278